Retirement Plans (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012
Amounts recognized in the Consolidated Balance Sheets consist of:
Non-current liabilities	$ (391)	$ (565)
U.S. Pension Plans
Amounts recognized in the Consolidated Balance Sheets consist of:
Current liabilities	(3)	(3)
Non-current liabilities	(137)	(305)
Net amount recognized	(140)	(308)
Amounts recognized in accumulated other comprehensive loss (before income taxes) consist of:
Transition asset	0	0
Net actuarial loss	(271)	(435)
Total loss recognized	(271)	(435)
Weighted-average assumptions used to determine pension benefit obligations at year end:
Discount rate	4.90%	3.60%
Accumulated benefit obligation and fair value of plan assets
Accumulated benefit obligation	792	931
Accumulated benefit obligation and fair value of plan assets for plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	792	931
Fair value of plan assets	652	623
Aggregate benefit obligation and fair value of plan assets for plans with benefit obligations in excess of plan assets:
Aggregate benefit obligation	792	931
Fair value of plan assets	652	623
Target weighted-average asset allocation
Weighted-average asset allocation, equity securities	100.00%	100.00%
Non-U.S. Pension Plans
Amounts recognized in the Consolidated Balance Sheets consist of:
Current liabilities	(6)	(6)
Non-current liabilities	(202)	(197)
Net amount recognized	(208)	(203)
Amounts recognized in accumulated other comprehensive loss (before income taxes) consist of:
Transition asset	2	3
Net actuarial loss	(418)	(381)
Total loss recognized	(416)	(378)
Weighted-average assumptions used to determine pension benefit obligations at year end:
Discount rate	4.20%	4.20%
Rate of compensation increase	2.80%	2.80%
Accumulated benefit obligation and fair value of plan assets
Accumulated benefit obligation	1,312	1,206
Accumulated benefit obligation and fair value of plan assets for plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	1,291	1,195
Fair value of plan assets	1,095	1,003
Aggregate benefit obligation and fair value of plan assets for plans with benefit obligations in excess of plan assets:
Aggregate benefit obligation	1,323	1,225
Fair value of plan assets	$ 1,108	$ 1,016
Target weighted-average asset allocation
Weighted-average asset allocation, equity securities	100.00%	100.00%
Equity securities | U.S. Pension Plans
Target weighted-average asset allocation
Target asset allocation, equity securities	60.00%
Weighted-average asset allocation, equity securities	63.00%	59.00%
Equity securities | Non-U.S. Pension Plans
Target weighted-average asset allocation
Target asset allocation, equity securities	49.00%
Weighted-average asset allocation, equity securities	52.00%	50.00%
Debt securities | U.S. Pension Plans
Target weighted-average asset allocation
Target asset allocation, equity securities	40.00%
Weighted-average asset allocation, equity securities	35.00%	39.00%
Debt securities | Non-U.S. Pension Plans
Target weighted-average asset allocation
Target asset allocation, equity securities	47.00%
Weighted-average asset allocation, equity securities	48.00%	50.00%
Other asset classes | Non-U.S. Pension Plans
Target weighted-average asset allocation
Target asset allocation, equity securities	4.00%
Cash and cash equivalents | U.S. Pension Plans
Target weighted-average asset allocation
Weighted-average asset allocation, equity securities	2.00%	2.00%
Cash and cash equivalents | Non-U.S. Pension Plans
Target weighted-average asset allocation
Weighted-average asset allocation, equity securities	0.00%	0.00%